Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2023
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2022 and 2023:

Consolidated VIEs	Consolidated assets
At March 31, 2022:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,115,286	¥114,679	¥24,959	¥30,114	¥906,109	¥5,016,254	¥23,171
Investment funds	538,336	578	28,021	351,806	55,567	—	102,364
Special purpose entities created for structured financing	192,200	1,694	5,463	7,294	—	119,002	58,747
Repackaged instruments	342,771	4,798	—	134,387	111,711	88,209	3,666
Securitization of the MUFG Group’s assets	10,544,934	—	1,204	—	—	10,526,124	17,606
Trust arrangements	8,581,448	—	—	760,960	1,303,063	6,517,421	4
Other	67,650	465	3,910	22,110	15,684	3,496	21,985
Total consolidated assets before elimination	26,382,625	122,214	63,557	1,306,671	2,392,134	22,270,506	227,543
The amounts eliminated in consolidation	(7,424,058)	(115,486)	(36,175)	(54,363)	(567,242)	(6,619,044)	(31,748)
Total consolidated assets	¥18,958,567	¥6,728	¥27,382	¥1,252,308	¥1,824,892	¥15,651,462	¥195,795

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,091,830	¥—	¥4,443,656	¥1,337,938	¥310,236
Investment funds	29,368	—	—	6,497	22,871
Special purpose entities created for structured financing	101,814	—	—	95,218	6,596
Repackaged instruments	345,606	—	22,791	248,535	74,280
Securitization of the MUFG Group’s assets	10,569,281	—	—	10,102,964	466,317
Trust arrangements	8,581,731	7,063,850	683,346	—	834,535
Other	63,126	—	2,268	39,511	21,347
Total consolidated liabilities before elimination	25,782,756	7,063,850	5,152,061	11,830,663	1,736,182
The amounts eliminated in consolidation	(15,116,977)	(756)	(2,590,224)	(11,378,021)	(1,147,976)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,081,747)	(7,063,094)	(2,522,255)	(3,411)	(492,987)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥584,032	¥—	¥39,582	¥449,231	¥95,219

Consolidated VIEs	Consolidated assets
At March 31, 2023:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,388,845	¥71,649	¥34,521	¥47,606	¥1,027,862	¥6,185,514	¥21,693
Investment funds	1,331,962	—	46,157	359,777	65,204	—	860,824
Special purpose entities created for structured financing	248,952	—	2,593	8,624	—	135,606	102,129
Repackaged instruments	243,513	7,882	—	167,007	53,617	15,007	—
Securitization of the MUFG Group’s assets	10,389,398	—	1,434	—	—	10,371,275	16,689
Trust arrangements	8,176,795	—	—	833,864	1,514,530	5,828,397	4
Other	62,109	584	3,952	14,606	16,159	2,822	23,986
Total consolidated assets before elimination	27,841,574	80,115	88,657	1,431,484	2,677,372	22,538,621	1,025,325
The amounts eliminated in consolidation	(6,739,954)	(71,872)	(36,626)	(63,556)	(600,635)	(5,940,036)	(27,229)
Total consolidated assets	¥21,101,620	¥8,243	¥52,031	¥1,367,928	¥2,076,737	¥16,598,585	¥998,096

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,364,030	¥—	¥5,587,813	¥1,367,234	¥408,983
Investment funds	830,751	—	817,292	7,407	6,052
Special purpose entities created for structured financing	127,768	—	—	109,352	18,416
Repackaged instruments	245,829	—	—	230,285	15,544
Securitization of the MUFG Group’s assets	10,418,160	—	—	10,154,662	263,498
Trust arrangements	8,176,907	6,408,837	840,690	—	927,380
Other	56,902	—	1,456	31,900	23,546
Total consolidated liabilities before elimination	27,220,347	6,408,837	7,247,251	11,900,840	1,663,419
The amounts eliminated in consolidation	(16,102,106)	(302)	(3,696,647)	(11,469,378)	(935,779)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,503,305)	(6,408,535)	(3,505,172)	(25,033)	(564,565)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥614,936	¥—	¥45,432	¥406,429	¥163,075
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2022 and 2023:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2022:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥27,325,711	¥6,010,143	¥4,858,210	¥—	¥1,756,122	¥3,102,088	¥—	¥520	¥520
Investment funds	112,262,392	3,352,266	2,622,407	328,963	622,967	1,628,737	41,740	4,507	4,507
Special purpose entities created for structured financing	42,312,881	4,829,867	3,275,008	234,384	20,854	3,012,252	7,518	25,424	25,424
Repackaged instruments	7,533,839	3,627,418	3,448,224	563,524	2,424,602	373,834	86,264	1,590	1,590
Other	74,119,635	3,474,163	2,402,341	170,859	7,552	2,139,751	84,179	28,128	28,128
Total	¥263,554,458	¥21,293,857	¥16,606,190	¥1,297,730	¥4,832,097	¥10,256,662	¥219,701	¥60,169	¥60,169

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2023:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥41,001,958	¥8,062,589	¥6,384,079	¥21,719	¥2,205,877	¥4,142,995	¥13,488	¥10,823	¥10,823
Investment funds	55,386,213	4,930,989	3,446,109	262,312	120,436	2,710,177	353,184	27,606	27,606
Special purpose entities created for structured financing	54,543,066	5,864,814	3,907,598	80,382	39,357	3,749,670	38,189	208,100	208,100
Repackaged instruments	9,034,058	4,372,581	4,117,969	944,795	2,641,384	386,793	144,997	2,230	2,230
Other	87,989,676	3,989,548	2,761,087	146,286	7,552	2,523,976	83,273	46,354	46,354
Total	¥247,954,971	¥27,220,521	¥20,616,842	¥1,455,494	¥5,014,606	¥13,513,611	¥633,131	¥295,113	¥295,113